Earnings per share ("EPS") - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share Basic [Line Items]
Net earnings	$ 192.6	$ 439.1	$ 278.8
Net earnings attributable to common shareholders, basic	125.5	368.0	207.5
Share-based compensation, shares	0.0	0.0	0.0
Fairfax warrants, shares	0.0	0.0	0.0
Holdback shares, shares	0.0
Net earnings attributable to common shareholders, diluted	$ 125.5	$ 368.0	$ 207.5
Net earnings attributable to common shareholders, basic shares	241,502,000	214,499,000	154,848,000
Share-based compensation	541,000	471,000	91,000
Fairfax warrants	3,096,000	4,902,000	3,129,000
Holdback shares	5,375,000
Net earnings attributable to common shareholders, diluted shares	250,514,000	219,872,000	158,068,000
Net earnings attributable to common shareholders, per share basic amount	$ 0.52	$ 1.72	$ 1.34
Net earnings attributable to common shareholders, per share diluted amount	$ 0.50	$ 1.67	$ 1.31
Series D Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ (10.1)	$ (14.1)	$ (14.6)
Series E Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(11.2)	(11.2)	(11.2)
Series F Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends			(8.3)
Series G Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(16.0)	(16.0)	(16.0)
Series H Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(17.8)	(17.8)	(17.8)
Series I Preferred Stock [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ (12.0)	$ (12.0)	$ (3.4)